Trade Payables and Other Current Liabilities	12 Months Ended
Dec. 31, 2020
Trade Payables and Other Current Liabilities
Trade Payables and Other Current Liabilities

Note 14. Trade Payables and Other Current Liabilities

	As of December 31,
(in thousands of euros)	2018	2019	2020
Trade payables	8,372	7,491	6,923
Other current liabilities	4,871	4,998	6,838
Trade payables and other current liabilities	13,243	12,489	13,761

No calculations have been made to discount trade payables and other current liabilities to present value as payment is due within one year of the end of the reporting period.

14.1.Trade payables

Trade payables break down by payment date as follows:

	As of December 31,
(in thousands of euros)	2018	2019	2020
Due in 30 days	7,966	7,414	6,834
Due in 30 ‑ 60 days	406	77	89
Due in more than 60 days	—	—	—
Trade payables	8,372	7,491	6,923

14.2.Other current liabilities

	As of
	December 31,
(in thousands of euros)	2018	2019	2020
Employee‑related payables	1,095	1,124	1,405
Accrued payroll and other employee‑related taxes	1,052	1,041	1,375
Sales tax payables	574	668	753
Other accrued taxes and employee‑related expenses	172	177	106
Other miscellaneous payables	1,978	1,988	3,198
Other current liabilities	4,871	4,998	6,838

At December 31, 2020, other current liabilities mainly consist of  “Other miscellaneous payables”, as well as “Employee-related payables” and “Accrued payroll and other employee-related taxes”.

Other miscellaneous payables mainly correspond to:

•

an accrued expense for an amount of €1.9 million to the French tax authorities recognized in 2018 following receipt of the collection notice with respect to payroll taxes (see Notes 6, "Other non-current assets", 8.2, "Other current assets" and 12, "Provisions"); and,

•

An accrued expense for an amount of €1.2 million (mark-up and delays interests at December 31, 2019 included) following receipt of the Notice of Recovery, on October 30, 2020, relating to the payroll tax for the taxable years 2016 and 2017 (refer to Note 12, “Provisions”) making the liability certain and, consequently required its reclassification from provision to current liabilities.

Accrued payroll and other employee-related taxes mainly relate to payables to social security and employee-benefit organizations such as URSSAF, KLESIA and APGIS for the last quarter of the year.

Other accrued taxes and employee-related expenses concern provisions for payroll taxes, such as professional training charges, apprenticeship tax and the employer’s contribution to construction investment in France.